Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Detail) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2023 MXN ($)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)		Dec. 31, 2021 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 657,226,210			$ 731,196,679		$ 722,929,631
Additions		144,607,028			227,067,886		231,539,820
Retirements		(10,591,479)	[1],[2]		(97,343,915)	[3]	(92,643,640)	[4]
Business combinations	[5]				1,475,682
Revaluation adjustments		(5,394,784)	[6]		(51,540,632)	[7]
Transfers		(4,368,760)			4,121,663		(1,966,088)
Incorporation (merger, spin-off, sale)	[8]				(14,851,922)
Effect of translation of foreign subsidiaries		(50,848,185)	[9]		(23,287,597)		(17,201,315)
Depreciation of the year		(101,979,126)			(111,368,308)		(111,461,729)	[10]
Ending balance		628,650,904		$ 37,213	657,226,210		731,196,679
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,317,191,454			1,408,997,290		1,355,800,837
Additions		144,607,028			227,067,886		231,539,820
Retirements		(46,666,137)	[1],[2]		(160,497,007)	[3]	(127,800,314)	[4]
Business combinations	[5]				1,475,682
Revaluation adjustments		(6,302,540)	[6]		(55,639,215)	[7]
Transfers		(4,198,998)			(3,847,652)		(1,000,104)
Incorporation (merger, spin-off, sale)	[8]				(19,176,964)
Effect of translation of foreign subsidiaries		(171,266,990)	[9]		(81,188,566)		(49,542,949)
Ending balance		1,233,363,817			1,317,191,454		1,408,997,290
Cost [member] | Network in operation and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,026,018,942			1,111,714,837		1,057,592,243
Additions		50,024,889			56,307,013		89,696,150
Retirements		(33,329,584)	[1],[2]		(64,315,475)	[3]	(45,044,049)	[4]
Business combinations	[5]				1,415,252
Revaluation adjustments		(6,302,540)	[6]		(55,639,215)	[7]
Transfers		70,929,358			63,171,840		53,531,590
Incorporation (merger, spin-off, sale)	[8]				(18,399,253)
Effect of translation of foreign subsidiaries		(147,930,373)	[9]		(68,236,057)		(44,061,097)
Ending balance		959,410,692			1,026,018,942		1,111,714,837
Cost [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		43,754,276			48,019,609		48,887,578
Additions		460,406			596,165		784,460
Retirements		(623,086)	[1],[2]		(2,021,550)	[3]	(473,785)	[4]
Transfers		912,321			737,667		38,250
Effect of translation of foreign subsidiaries		(4,104,367)	[9]		(3,577,615)		(1,216,894)
Ending balance		40,399,550			43,754,276		48,019,609
Cost [member] | Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		145,240,123			152,140,132		157,022,845
Additions		9,207,577			12,325,614		10,782,903
Retirements		(4,659,627)	[1],[2]		(13,642,510)	[3]	(11,994,756)	[4]
Business combinations	[5]				23,723
Transfers		91,200			559,935		(1,800,756)
Incorporation (merger, spin-off, sale)	[8]				(698,522)
Effect of translation of foreign subsidiaries		(9,019,160)	[9]		(5,468,249)		(1,870,104)
Ending balance		140,860,113			145,240,123		152,140,132
Cost [member] | Construction in process and advances plant suppliers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[11]	59,819,638	[12]		63,324,666		67,501,913
Additions		60,315,693	[12]		96,511,498	[11]	83,366,813	[11]
Retirements		(3,541,460)	[1],[2],[12]		(49,559,746)	[3],[11]	(47,178,796)	[4],[11]
Business combinations	[5],[11]				36,707
Transfers		(52,383,308)	[12]		(48,393,706)	[11]	(38,944,421)	[11]
Incorporation (merger, spin-off, sale)	[8]				(72,194)
Effect of translation of foreign subsidiaries		(3,391,855)	[9],[12]		(2,027,587)	[11]	(1,420,843)	[11]
Ending balance		60,818,708	[12]		59,819,638	[11],[12]	63,324,666	[11]
Cost [member] | Spare parts for operation of the network [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		42,358,475			33,798,046		24,796,258
Additions		24,598,463			61,327,596		46,909,494
Retirements		(4,512,380)	[1],[2]		(30,957,726)	[3]	(23,108,928)	[4]
Transfers		(23,748,569)			(19,923,388)		(13,824,767)
Incorporation (merger, spin-off, sale)	[8]				(6,995)
Effect of translation of foreign subsidiaries		(6,821,235)	[9]		(1,879,058)		(974,011)
Ending balance		31,874,754			42,358,475		33,798,046
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		659,965,244			677,800,611		632,871,206
Retirements		(36,074,658)	[1],[2]		(63,153,092)	[3]	(35,156,674)	[4]
Revaluation adjustments		(907,756)	[6]		(4,098,583)	[7]
Transfers		169,762			274,011		965,984
Incorporation (merger, spin-off, sale)	[8]				(4,325,042)
Effect of translation of foreign subsidiaries		(120,418,805)	[9]		(57,900,969)		(32,341,634)
Depreciation of the year		101,979,126			111,368,308		111,461,729	[10]
Ending balance		604,712,913			659,965,244		677,800,611
Accumulated depreciation [member] | Network in operation and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		565,890,076			574,672,058		531,267,306
Retirements		(32,420,796)	[1],[2]		(52,703,338)	[3]	(24,322,904)	[4]
Revaluation adjustments		(907,756)	[6]		(4,098,583)	[7]
Transfers		106,646			(71,627)		638,066
Incorporation (merger, spin-off, sale)	[8]				4,827,813
Effect of translation of foreign subsidiaries		(109,318,572)	[9]		(52,313,781)		(29,767,613)
Depreciation of the year		89,594,858			95,577,534		96,857,203	[10]
Ending balance		512,944,456			565,890,076		574,672,058
Accumulated depreciation [member] | Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		85,574,405			93,259,679		92,444,017
Retirements		(3,094,804)	[1],[2]		(9,711,246)	[3]	(10,522,319)	[4]
Transfers		139,191			298,060		549,855
Incorporation (merger, spin-off, sale)	[8]				(8,940,398)
Effect of translation of foreign subsidiaries		(7,960,435)	[9]		(3,146,276)		(1,879,241)
Depreciation of the year		10,516,865			13,814,586		12,667,367	[10]
Ending balance		85,175,222			85,574,405		93,259,679
Accumulated depreciation [member] | Spare parts for operation of the network [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		101,155			19,371		72,484
Retirements		(55,866)	[1],[2]		(115,552)	[3]	(92,421)	[4]
Transfers		(12,152)
Incorporation (merger, spin-off, sale)	[8]				6,717
Effect of translation of foreign subsidiaries		(400,001)	[9]		(84,295)		(26,823)
Depreciation of the year		169,822			274,914		66,131	[10]
Ending balance		(197,042)			101,155		19,371
Accumulated depreciation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		8,399,608			9,849,503		9,087,399
Retirements		(503,192)	[1],[2]		(622,956)	[3]	(219,030)	[4]
Transfers		(63,923)			47,578		(221,937)
Incorporation (merger, spin-off, sale)	[8]				(219,174)
Effect of translation of foreign subsidiaries		(2,739,797)	[9]		(2,356,617)		(667,957)
Depreciation of the year		1,697,581			1,701,274		1,871,028	[10]
Ending balance		$ 6,790,277			$ 8,399,608		$ 9,849,503

[1]	Includes disposals for the sale of 2,980 and 224 telecommunications towers on March 30 and July 31, 2023, respectively, owned by its subsidiary in Peru to Sitios Latam.
[2]	It includes disposals related to the sale of 1,388 telecommunications towers on February 3, 2023, owned by its subsidiary in the Dominican Republic to Sitios Latam.
[3]	Includes disposals of Chile’s separation process as a result of the ClaroVTR joint venture. See Note 12b. Also includes disposals related to the sale of Claro Panama. See Note 2Ac and disposals related to the partial sale Claro Peru’s towers to Sitios Latam as of December 31, 2022.
[4]	Includes disposals related to the sale of TracFone.
[5]	“Business Combination” includes the acquisition of Assets of Grupo Oi, Jonava and Ustore, in Brazil. See Note 12a.
[6]	Includes the surplus associated with the telecommunications towers that were transferred by the sale to Sitios Latam, described previously, for an amount of Ps. (6,957,275). In addition, includes the surplus associated with the valuation of the telecommunications towers of EuroTeleSites Group, for an amount of Ps. 1,562,491.
[7]	¨Revaluation adjustments” include the surplus associated with the 29,090 telecommunications towers, for an amount of Ps. 50,880,804 that was transferred as part of the spin-off of assets to Sitios Latam described in Note 12d.
[8]	“Incorporation (merger, spin-off, sale)” includes disposals associated as spin-off of assets to Sitios Latam described in Note 12d.
[9]	Includes a hyperinflation adjustment associated to Argentinean subsidiaries for an amount of Ps. (5,956,256).
[10]	Discontinued operations.
[11]	Construction in progress includes fixed and mobile network facilities as well as satellite developments and fiber optic which is in the process of being installed.
[12]	The construction in progress includes fixed and mobile network installations, as well as satellite and fiber optic developments that are in the process of being installed